CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 65,000	$ 112,000
Accounts receivable, net	1,089,000	627,000
Prepaid expenses and other current assets	756,000	1,800,000
Inventories	2,784,000	1,246,000
TOTAL CURRENT ASSETS	4,694,000	3,785,000
Property and equipment, net	248,000	111,000
Right-of-use assets	1,786,000	244,000
Other noncurrent assets	290,000	290,000
TOTAL ASSETS	7,018,000	4,430,000
CURRENT LIABILITIES
Accounts payable	910,000	657,000
Operating lease liability, current	546,000	73,000
Convertible notes payable, net	45,000
Other current liabilities	622,000	519,000
TOTAL CURRENT LIABILITIES	2,123,000	1,249,000
LONG TERM LIABILITIES
Convertible notes payable, net, related party	101,000
Operating lease liability, non-current	1,396,000	191,000
TOTAL LIABILITIES	3,620,000	1,440,000
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Preferred stock series A subject to possible redemption, 10,000,000 shares authorized: 25,000 issued and outstanding at stated redemption value of $1,000 per share at September 30, 2022 and December 31, 2021	25,000,000	25,000,000
STOCKHOLDER’S DEFICIT:
Common Stock, par value $0.001 a share; 200,000,000 shares authorized: 161,704,695 shares issued and outstanding at September 30, 2022 and December 31, 2021	162,000
Additional paid-in capital	12,052,000	9,383,000
Accumulated deficit	(33,816,000)	(31,393,000)
TOTAL STOCKHOLDERS’ DEFICIT	(21,602,000)	(22,010,000)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$ 7,018,000	$ 4,430,000